Share-based payments - Equity share option - Replacement (ESOP VSOP 2017) (Details) € in Thousands		12 Months Ended
	Dec. 18, 2020 € / shares	Dec. 31, 2021 Options € / shares $ / shares shares	Dec. 31, 2021 EUR (€) € / shares Options shares	Dec. 31, 2020 € / shares Options $ / shares shares	Dec. 31, 2020 EUR (€) € / shares Options shares	Dec. 31, 2019 EUR (€) Options € / shares shares
Share-based payments
Share-based payment transactions | €			€ 822		€ 1,822	€ 3,395
Equity share option 2017 (Equity settled)
Share-based payments
Number of common shares per option granted | shares						1
Exercise price of share options granted			€ 0.12		€ 0.12	€ 0.12
Lock-up period						180 days
Number
Outstanding at January 1 | Options			549,005		805,308
Granted during the year | Options						805,308
Exercised during the year | Options			(191,565)		(256,303)
Outstanding as of December 31 | Options			357,440		549,005	805,308
Vested as of December 31 | shares		357,440	357,440	549,005	549,005
Exercisable as of December 31 | Options		357,440	357,440	549,005	549,005
WAEP
Outstanding as of January 1			€ 0.12		€ 0.12
Granted during the year			€ 0.12		€ 0.12	€ 0.12
Cancelled during the year		0.12	0.12	0.12	0.12
Exercised during the year | (per share)		$ 9.76	€ 0.12	$ 12.13	€ 0.12
Outstanding as of December 31			0.12		0.12	€ 0.12
Vested as of December 31		$ 0.12	0.12	$ 0.12	0.12
Exercisable as of December 31		$ 0.12	€ 0.12	$ 0.12	€ 0.12
Weighted average remaining contractual life			8 years
2019 Plan
Share-based payments
Exercise price of share options granted	€ 0
WAEP
Granted during the year	€ 0